Discontinued Operations - Condensed consolidated statements of operations and comprehensive loss (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Jul. 03, 2021	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 2,331	$ 5,396
Costs and expenses:
Cost of revenues	3,481	7,329
General and administrative	63	142
Depreciation and amortization	484	977
Total costs and expenses	4,028	8,448
Loss from operations of discontinued operations	1,697	3,052
Other income (expense):
Interest expense	(43)	(77)
Loss from discontinued operations	$ (1,740)	$ (3,129)
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			$ 5,850
Costs and expenses:
Cost of revenues			9,562
General and administrative			381
Depreciation and amortization			6,798
Loss from operations of discontinued operations			10,891
Other income (expense):
Interest expense			$ (195)